Cover	Sep. 05, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 05, 2025
Entity File Number	001-42743
Entity Registrant Name	SILVER PEGASUS ACQUISITION CORP.
Entity Central Index Key	0002028735
Entity Tax Identification Number	98-1795957
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2445 Augustine Dr.
Entity Address, Address Line Two	STE 150
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95054
City Area Code	408
Local Phone Number	734-6022
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one Right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one Right
Trading Symbol	SPEGU
Security Exchange Name	NASDAQ
Class A ordinary share, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	SPEG
Security Exchange Name	NASDAQ
Right - each right entitles the holder thereof to receive one-tenth (1/10) of one Class A ordinary share
Title of 12(b) Security	Right - each right entitles the holder thereof to receive one-tenth (1/10) of one Class A ordinary share
Trading Symbol	SPEGR
Security Exchange Name	NASDAQ